INCOME TAXES - Movement of Valuation Allowance (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Movement of the valuation allowance
Balance at the beginning of the year	$ 11,307,489	$ 5,224,095	$ 4,000,159
Additions of valuation allowance	7,372,595	7,192,373	2,814,445
Reversals of valuation allowance	(187,483)	(858,222)	(1,628,176)
Foreign currency translation adjustment	(229,800)	(250,757)	37,667
Net change in the valuation allowance	6,955,312	6,083,394	1,223,936
Balance at the end of the year	$ 18,262,801	$ 11,307,489	$ 5,224,095